Jacob Micro Cap Growth Fund
Jacob Micro Cap Growth Fund
Jacob Funds Inc.

Supplement dated August 24, 2016 to the Prospectus dated January 4, 2016.

JACOB MICRO CAP GROWTH FUND

Effective September 1, 2016, the information in the Prospectus for the Jacob Micro Cap Growth Fund under the heading "Fees and Expenses" is replaced with the following:

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Jacob Micro Cap Growth Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Jacob Micro Cap Growth Fund		Investor Class	Institutional Class
Advisory Fees		1.20%	1.20%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses		1.78%	1.78%
Total Annual Fund Operating Expenses	[2]	3.23%	2.98%
Fee Waiver	[3]	(0.77%)	(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	2.46%	2.16%
[1]	The Distribution and/or Service (12b-1) Fees reflect the Board's determination to reduce such fees payable under the distribution and service plan of the Fund, with respect to Investor Class shares, from 0.35% to 0.25%, effective September 1, 2016 through at least January 2, 2018. Annual Fund Operating Expenses have been restated to reflect such 12b-1 fee reduction.
[2]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver differ from the corresponding ratios of expenses to average net assets in the Financial Highlights section of the Prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in Other Expenses.
[3]	Jacob Asset Management of New York LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed, through at least January 2, 2017, to waive up to 100% of its advisory fees to the extent that the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 2.45% or 2.15% for Investor Class shares and Institutional Class shares, respectively, of each class' average daily net assets. Pursuant to this fee waiver agreement, the Adviser is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived. Please note that the maximum waiver is 1.20%, which means that the Fund's overall expenses could exceed 2.45% for Investor Class shares or 2.15% for Institutional Class shares. This waiver agreement may only be terminated by the Board.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver by the Adviser for the 1 Year examples and for the first year of the 3, 5, and 10 Year examples only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Jacob Micro Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	249	943	1,661	3,563
Institutional Class	219	844	1,495	3,241